Basis of Financial Statements - Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Antidilutive shares excluded from calculation of diluted earnings per share (in shares)	0	100,000	0	100,000